STOCK COMPENSATION PLANS (Schedule of Activity under the New Equity Plan) (Details) (Restricted Stock [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Restricted Stock [Member]
Number of Shares:
Nonvested at beginning of period	1,508,607	2,003,600
Granted	3,175,000	3,000
Vested	(493,643)	(493,043)
Forfeited		(4,950)
Nonvested at end of period	4,189,964	1,508,607